Related Party Balances and Transactions - Schedule of Company’s Relationships with Related Parties who had Transactions (Details)	12 Months Ended
Mar. 31, 2026
Mr Zhang Jian (“Mr Zhang”) [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”) [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder
Mr Huang Dong (“Mr Huang”) [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder and Director
Ms Ang Siew Sang (“Ms Ang”) [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Director
PTH Safety equipment Sdn Bhd [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder and director is Mr Zhang
Rectitude Safety Equipment Co., Ltd [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder and director is Mr Zhang
Greenly Trading Company [Member]
Schedule of Company’s Relationships with Related Parties who had Transactions [Line Items]
Relationship to the Company	Shareholder is Ms Ang